Label	Element	Value
AIG U.S. Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AIG U.S. Government Securities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the AIG U.S. Government Securities Fund (the “U.S. Government Securities Fund” or the “Fund”) is high current income consistent with relative safety of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information — Sales Charge Reductions and Waivers” section on page 20 of the Fund’s Prospectus, in the “Financial Intermediary — Specific Sales Charge Waiver Policies” section on page A-1 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 89 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the AIG fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that any fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s principal investment strategy is fixed income investing. The strategy of “fixed income investing” in which the Fund engages includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and, where relevant, the strength of the underlying issuer.

The principal investment technique of the Fund is active trading of U.S. government securities without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in such securities.

U.S. government securities, including bills, notes, bonds and other debt securities, are issued by the U.S. Treasury or agencies and instrumentalities of the U.S. government. Certain government securities are direct obligations of the U.S. Treasury (such as Treasury Bills) and, as such, are backed by the “full faith and credit” of the U.S. government. Other types of government securities are issued by agencies or instrumentalities of the U.S. government. These types of securities may or may not be backed by the “full faith and credit” of the U.S. government. When a U.S. government security is an obligation of an agency or instrumentality and not backed by the U.S. government, the holder of such security must look principally to the agency or instrumentality issuing or guaranteeing the security for all obligations due, including repayment of principal, and not the U.S. government.

The principal investment strategy and principal investment technique of the Fund may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund:

Active Trading Risk. As part of the Fund’s principal investment technique(s), the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

Bond Market Volatility Risk. The bond markets could go up or down (sometimes dramatically). The value of a security may fall due to general market conditions, such as adverse political, economic, or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. Local, regional or global events such as war, terrorism, natural disasters, the spread of infectious illness or other public health issue, recessions, or other events could have a negative impact on the Fund and the value of the securities in the Fund’s portfolio.

Interest Rate Fluctuations Risk. Interest rates and bond prices typically move inversely to each other. Thus, as interest rates rise, bond prices typically fall and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

In addition, the market tends to discount prices of securities issued by the Government National Mortgage Association (“GNMA”) for prepayment risk when interest rates decline. As a result, the prices of GNMA securities typically do not rise as much as the prices of comparable bonds during periods of falling interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effects of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Prepayment Risk. The Fund may invest significantly in mortgage-backed securities, which entails the risk that the underlying principal may be “prepaid” at any time. As a general rule, prepayments for fixed rate bonds increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, the Fund may lose potential price appreciation and may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates. Generally, long-term bonds are more interest-rate sensitive.

Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the Fund’s net asset value per share to decline.

Securities Selection Risk. A strategy used by the Fund, or securities selected by its portfolio manager(s), may fail to produce the intended return.

U.S. Government Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and the table compares the Fund’s average annual returns, before and after taxes, to those of the ICE BofA U.S. Treasury Master Index, a broad measure of market performance.

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and the table compares the Fund’s average annual returns, before and after taxes, to those of the ICE BofA U.S. Treasury Master Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aig.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	AIG U.S. GOVERNMENT SECURITIES FUND (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a quarter was 6.54% (quarter ended September 30, 2011) and the lowest return for a quarter was -4.35% (quarter ended December 31, 2016). The year-to-date calendar return as of June 30, 2020 was 7.20%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date calendar return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.35%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2019)
AIG U.S. Government Securities Fund | ICE BofA U.S. Treasury Master Index
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	6.99%
Past Five Years	rr_AverageAnnualReturnYear05	2.41%
Past Ten Years	rr_AverageAnnualReturnYear10	3.21%
AIG U.S. Government Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	1.39%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.99%	[2],[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase. The CDSC on Class C shares applies only if shares are redeemed within one year of purchase. See page 19 of the Prospectus for more information about the CDSCs.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 571
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	996
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,630
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	571
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	775
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	996
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,630
Annual Return 2010	rr_AnnualReturn2010	4.23%
Annual Return 2011	rr_AnnualReturn2011	9.45%
Annual Return 2012	rr_AnnualReturn2012	1.25%
Annual Return 2013	rr_AnnualReturn2013	(5.48%)
Annual Return 2014	rr_AnnualReturn2014	5.73%
Annual Return 2015	rr_AnnualReturn2015	(0.23%)
Annual Return 2016	rr_AnnualReturn2016	(1.57%)
Annual Return 2017	rr_AnnualReturn2017	0.68%
Annual Return 2018	rr_AnnualReturn2018	0.22%
Annual Return 2019	rr_AnnualReturn2019	4.89%
Past One Year	rr_AverageAnnualReturnYear01	(0.14%)
Past Five Years	rr_AverageAnnualReturnYear05	(0.20%)
Past Ten Years	rr_AverageAnnualReturnYear10	1.35%
AIG U.S. Government Securities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(0.82%)
Past Five Years	rr_AverageAnnualReturnYear05	(0.92%)
Past Ten Years	rr_AverageAnnualReturnYear10	0.51%
AIG U.S. Government Securities Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(0.09%)
Past Five Years	rr_AverageAnnualReturnYear05	(0.47%)
Past Ten Years	rr_AverageAnnualReturnYear10	0.69%
AIG U.S. Government Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	2.31%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.64%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 267
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	517
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	892
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,944
Past One Year	rr_AverageAnnualReturnYear01	3.21%
Past Five Years	rr_AverageAnnualReturnYear05	0.14%
Past Ten Years	rr_AverageAnnualReturnYear10	1.18%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within one year of purchase. The CDSC on Class C shares applies only if shares are redeemed within one year of purchase. See page 19 of the Prospectus for more information about the CDSCs.
[2]	Any contractual waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.99% and 1.64% for Class A and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses ( i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees (the "Board") of SunAmerica Income Funds (the "Trust"), including a majority of the trustees of the Board who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.